UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-20189

Antenor Fund, LLC
(Exact name of registrant as specified in charter)

2533 Quarry Valley Road, Columbus, Ohio 43204
 (Address of principal executive offices) (Zip code)

Mr. Robert R. Ouellette
Schottenstein, Zox, & Dunn Co., LPA
250 West Street
Columbus, Ohio 43215
 (Name and address of agent for service)

registrant's telephone number, including area code:
       (866) 377-7677

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2004

ITEM 1.     SCHEDULE OF INVESTMENTS.


ANTENOR FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30, 2004
(Unaudited)
______________

Investment securities
					              % of
Common Stocks	Shares	Fair Value	Net
                                          Assets
Financial

Diversified Financial
JP Morgan Chase	5,792	  $   230,116
Citigroup	      5,188 	228,895
AXA SA - Sponsored ADR	7,844 159,076
				      618,087    10.02%
Insurance
St Paul Travelers	7,547        249,504
American Intl Group 3,255	 221,307
				       470,811    7.64%
Banking
Washington Mutual	4,625        180,745
Fremont General	8,515        197,122
				     377,867      6.13%

Real Estate
iSTAR Financial	7,799      321,553     5.22%
		Total - Financial	1,788,318	  29.01%

Consumer Staples
Tobacco
Altria Group	6,852      322,318
Carolina Group	9,558      232,928
                   	     555,246	9.01%
Media
Viacom-Class B	4,940 	165,786
Liberty Media *  11,000        95,920
Liberty Media Intl *	550    18,349
				     280,055	4.55%

Conglomerate
Loews Corporation	4,293	     251,141	4.08 %

Retail Distribution, hardline
Handleman	5,675       116,111           1.88%
		Total - Consumer Staples  1,202,553	  19.52%


* Security did not pay a dividend during the previous twelve months.

                        					% of
Common Stocks (Continued)	Shares	Fair Value	Net
                                                     Assets
Healthcare

Pharmaceuticals
Merck       4,465 	147,345
Pfizer	6,875	      210,375
			      357,720       5.80%

Managed Care
Wellpoint Health Networks *	2,151	     226,049	3.67%

Biotechnology
Amgen *	3,825	       217,298     3.53%
		Total - Healthcare		     801,067	  13.00%

Technology

Consumer Electronics
Nam Tai Electronics	12,315      262,925       4.27%

Wireless Communications
Nokia Corp - Sponsored ADR	15,175   208,201    3.38%

Software
Microsoft Corp	4,800       132,720           2.15%
		Total - Technology		     603,846     9.80%

Transportation

Railroads
Genesee & Wyoming *	8,911	     225,627	3.66%

Air Freight
Federal Express	2,278	      195,202	    3.17%
		Total - Transportation		     420,829	    6.83%

Utilities
Energy
BP PLC Sponsored ADR	2,475	142,387          2.31%


Electric
American Electric Power	4,950	   158,202       2.57%
		Total - Utilities		     300,589	    4.88%

Consumer, Cyclical

Building Materials
Masco Corp	7,780	     268,643 	4.36%

Retail, hardline
Carmax *	9,591	      206,686	 3.35%
		Total - Consumer, Cyclical		     475,329	    7.71%

Index
Depositary Receipts
S&P Depositary Receipts (SPDR)   1,600    178,816
Nasdaq 100 Shares	               5,300    186,242
		Total - Index		     365,058        5.92%

Total investment securities (cost - $5,434,005)		$5,957,589
	96.69%

* Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-

3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.


             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Antenor Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  November 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Antenor Fund, LLC

Date:  November 29, 2004


By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Antenor Fund, LLC

Date:  November 29, 2004